Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2023
Additional information - Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2023	2022	2021
	£’000	£’000	£’000
Operating expenses	(13,788)	(4,325)	(4,253)
Income from shares in group undertakings	—	33,553	10,718
Finance income	113	124	—
(Loss)/profit before income tax	(13,675)	29,352	6,465
Income tax expense	—	(1)	(1)
(Loss)/profit for the year	(13,675)	29,351	6,464

Statement of condensed balance sheet

	As of 30 June
	2023	2022
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	90	1,047
Cash and cash equivalents	715	131
	805	1,178
Total assets	320,070	320,443

EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	(21,305)
Retained earnings	246,187	258,109
	293,757	305,679
Current liabilities
Other payables	26,313	14,764
	26,313	14,764
Total equity and liabilities	320,070	320,443

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2020	53	68,822	(21,305)	264,282	311,852
Profit for the year	—	—	—	6,464	6,464
Total comprehensive income for the year	—	—	—	6,464	6,464
Equity-settled share based payments	—	—	—	2,085	2,085
Dividends paid	—	—	—	(10,718)	(10,718)
Balance at 30 June 2021	53	68,822	(21,305)	262,113	309,683
Profit for the year	—	—	—	29,351	29,351
Total comprehensive income for the year	—	—	—	29,351	29,351
Equity-settled share based payments	—	—	—	198	198
Dividends paid	—	—	—	(33,553)	(33,553)
Balance at 30 June 2022	53	68,822	(21,305)	258,109	305,679
Loss for the year	—	—	—	(13,675)	(13,675)
Total comprehensive loss for the year	—	—	—	(13,675)	(13,675)
Equity-settled share based payments	—	—	—	1,753	1,753
Balance at 30 June 2023	53	68,822	(21,305)	246,187	293,757

Statement of condensed statement of cash flows

	Year ended 30 June
	2023	2022	2021
	£’000	£’000	£’000
Cash flows from operating activities
(Loss)/profit before income tax	(13,675)	29,352	6,465
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	1,753	198	2,085
Foreign exchange losses/(gains) on operating activities	116	(35)	263
Changes in working capital:
Other receivables	957	150	—
Other payables	11,549	3,837	2,120
Tax paid	—	(1)	(1)
Net cash inflow from operating activities	700	33,501	10,932
Cash flows from financing activities
Dividends paid	—	(33,553)	(10,718)
Net cash outflow from financing activities	—	(33,553)	(10,718)
Effect of exchange rate changes on cash and cash equivalents	(116)	35	(263)
Net increase/(decrease) in cash and cash equivalents	584	(17)	(49)
Cash and cash equivalents at beginning of year	131	148	197
Cash and cash equivalents at end of year	715	131	148

Statement of reconciliation of parent and consolidated financial information

	2023	2022	2021
	£’000	£’000	£’000
IFRS (loss)/profit reconciliation:
Parent only — IFRS (loss)/profit for the year	(13,675)	29,351	6,464
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(15,003)	(144,861)	(98,680)
Consolidated IFRS loss for the year	(28,678)	(115,510)	(92,216)

IFRS equity reconciliation:
Parent only — IFRS equity	293,757	305,679	309,683
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(189,807)	(178,171)	(37,171)
Consolidated — IFRS equity	103,950	127,508	272,512